Financial Assets and Liabilities Measured at Fair Value - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure Of Information On Income Statement [Line Items]
Transfers between the different levels of the fair value hierarchy	€ 0
Sanofi Pasteur MSD [Member] | Contingent Consideration Relating to Divestments [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial assets measured at fair value	342,000,000
Sanofi Pasteur MSD [Member] | Other Contingent Consideration Arising From Business Combinations [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial liabilities measured at fair value	€ 420,000,000